COMMITMENTS, CONTINGENCIES AND REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Lease term and assumption
Information about our lease terms and our discount rate assumption is as follows as of December 31:

	2021	2020

Weighted average remaining lease term (in years)	3.30	3.18
Weighted average discount rate	5.84%	7.01%

Lease activity during period
Our lease activity was as follows for the years ended December 31:

(in thousands)	2021	2020

Operating lease costs:
Selling, general and administrative expense	$6,026	$9,712
Cost of revenue	2,294	1,919

Cash used in operating activities for amounts included in the measurement of lease liabilities	$9,072	$13,113
Short-term (twelve months or less) lease costs	(1,017)	3,797

Maturities of operating lease liabilities
Maturities of our lease liabilities as of December 31, 2021 are as follows:

(in thousands)	Operating lease obligations

2022	$3,090
2023	2,145
2024	1,576
2025	1,109
2026	563
Total lease payments	8,483
Less: interest	(561)

Present value of lease liabilities	$7,922